UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    03/31/99

Check here if Amendment [ ]; Amendment Number:    ______
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Brian Warner
Address:    767 Third Avenue, 16th Floor
            New York, NY 10017
            (212) 593-4538

Form 13F File Number:    28-6744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     ______________________________
Title:    ______________________________
Phone:    ______________________________

Signature, Place, and Date of Signing:
       /s/ Brian Warner             New York, NY              05/13/99
    ______________________    _________________________   ________________
          [Signature]               [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

PAGE

                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       27

Form 13F Information Table Value Total:       $122,443
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

PAGE

                                                     Form 13F INFORMATION TABLE

Column 1                      Column 2   Column 3   Column 4         Column 5          Column 6  Column 7            Column 8
--------                      --------  ----------  --------- -----------------------  --------  -------- -------------------------
                                                                                                                     Voting
                                                                                                                    Authority
                                Title                  Value    Shrs or         Put/  Investment   Other  -------------------------
Name of Issuer                of Class     CUSIP     (x$1000)   prn amt  SH/PRN Call  discretion managers      Sole   Shared  None
--------------                --------  -----------  -------- ---------  ------ ----  ---------- -------- ----------- ------  ----

Alaris Med Inc                   COM    011637 10 5    $2,079   658,600    SH            Sole                 658,600
Argosy Gaming Co                 COM    040228 10 8       $91    17,200    SH            Sole                  17,200
Cabletel Communications Corp     COM    126925 10 6       $72    33,000    SH            Sole                  33,000
Film Roman Inc                   COM    317234 10 2      $158    35,000    SH            Sole                  35,000
Hollywood Pk Inc New             COM    436255 10 3      $567    55,000    SH            Sole                  55,000
LCA-Vision Inc                 COM NEW  501803 20 9      $800   200,000    SH            Sole                 200,000
Draxis Health Inc                COM    26150J 10 1      $908   492,600    SH            Sole                 492,600
Medaphis Corp                    COM    584028 10 4      $246   101,000    SH            Sole                 101,000
Monro Muffler Brake Inc          COM    610236 10 1       $72    10,100    SH            Sole                  10,100
North Pittsburgh Sys Inc         COM    661562 10 8    $1,032    75,070    SH            Sole                  75,070
Park Pl Entmt Corp               COM    700690 10 0   $11,582 1,531,400    SH            Sole               1,531,400
Sound Advice Inc                 COM    836066 10 0       $54    21,000    SH            Sole                  21,000
3DFX Interactive Inc             COM    88553X 10 3      $250    20,000    SH            Sole                  20,000
Niagara Corp                     COM    653349 10 0    $2,069   331,100    SH            Sole                 331,100
NTL Inc                          COM    629407 10 7    $9,208   113,154    SH            Sole                 113,154
Triathlon Broadcasting Co       CL A    89589P 10 6      $825    65,700    SH            Sole                  65,700
Pioneer Cos Inc                 CL A    723643 10 2      $107    25,200    SH            Sole                  25,200
Alpine Group Inc                 COM    020825 10 5      $562    55,500    SH            Sole                  55,500
Associated Group Inc            CL A    045651 10 6   $21,347   430,700    SH            Sole                 430,700
Associated Group Inc            CL B    045651 20 5   $39,101   806,200    SH            Sole                 806,200
Cellular Communications P R      COM    15116N 10 8    $5,616   208,000    SH            Sole                 208,000
Good Guys Inc                    COM    382091 10 6      $338    87,300    SH            Sole                  87,300
Mariner Post-Acute Network Inc   COM    568459 10 1      $709   324,196    SH            Sole                 324,196
Pricesmart Inc                   COM    741511 10 9    $9,547   495,950    SH            Sole                 495,950
Penwest Pharmaceuticals Co       COM    709754 10 5    $2,538   247,600    SH            Sole                 247,600
Sun Int'l Hotel Ltd              ORD    P8797T 13 3    $3,168    96,360    SH            Sole                  96,360
Saga Communications             CL A    786598 10 2    $9,397   525,718    SH            Sole                 525,718
                                                     --------
                     TOTAL                           $122,443